Trade and other receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade accounts receivable	$ 4,423,315	$ 4,233,012
Other receivable (note 6)	1,487,255	366,077
Less: allowance for doubtful accounts (note 21)	(316,202)	(123,338)	$ (902,215)	$ (769,930)
Trade and other receivables	5,594,368	4,475,751	3,169,545
Unbilled revenue	807,067	297,581
Assistance receivable	574,703	68,496	$ 0
Sales Tax Receivable	$ 105,485	$ 6,761